Expenses for shipping activities and other expenses from operating activities - Charter hire expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total charter hire expenses	$ (5,769)	$ (9,750)	$ (7,954)
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses	(3,912)	(8,473)	(7,954)
Bareboat hire
Disclosure of operating segments [line items]
Total charter hire expenses	$ (1,857)	$ (1,277)	$ 0